Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.010%	1,685,000	1,685,000
Total Floating Rate Notes (Cost $1,685,000)			1,685,000

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.6%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	5,180,896
05/15/2037	5.000%	2,250,000	2,910,218
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	421,159
05/15/2030	5.000%	500,000	635,395
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,845,342
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	4,436,845
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,896,190
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	250,982
Series 2019B
07/01/2029	5.000%	275,000	345,100
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,101,418
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,252,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,272,560
Series 2014C
03/01/2030	5.000%	2,500,000	2,814,475
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,245,960
07/01/2034	5.000%	700,000	870,569
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,947,592
Subordinated Series 2020
07/01/2036	5.000%	495,000	631,006
07/01/2039	5.000%	400,000	511,092
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	561,854
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,464,405
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	4,157,302
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2019H
05/01/2026	5.000%	1,140,000	1,406,395
Series 2020A-2
05/01/2039	4.000%	750,000	897,180
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,000,000	5,072,200
Total			49,128,795
Charter Schools 3.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	345,584
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,296,735
08/01/2030	5.000%	1,505,000	1,765,019
08/01/2031	5.000%	925,000	1,081,584
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,958,382
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,140,149
Series 2018
08/01/2038	5.000%	1,000,000	1,200,720
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,452,637
Series 2017
07/01/2037	5.000%	3,090,000	3,769,213
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,360,000	1,466,298
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	677,538
Total			18,153,859
Disposal 0.2%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	776,167
Health Services 0.1%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	572,315
Higher Education 5.6%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,776,104
04/01/2035	5.000%	2,000,000	2,386,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-A
12/01/2036	5.000%	1,000,000	1,234,260
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,183,190
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	956,050
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	462,095
04/01/2026	5.000%	1,000,000	1,164,950
Biola University
Series 2017
10/01/2031	5.000%	540,000	656,759
10/01/2032	5.000%	615,000	745,312
10/01/2033	5.000%	625,000	753,950
10/01/2034	5.000%	570,000	686,126
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	277,087
10/01/2036	5.000%	250,000	306,952
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	560,883
10/01/2028	5.000%	840,000	929,729
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,282,939
04/01/2036	5.000%	1,120,000	1,431,954
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,534,068
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,079,080
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,328,563
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	480,000	509,530

2	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	355,000	375,874
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2037	4.000%	2,665,000	3,305,773
Total			25,927,768
Hospital 11.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,217,160
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,092,674
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,760,130
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	366,805
Providence St. Joseph Health System
Series 2019 (Mandatory Put 10/01/25)
10/01/2039	5.000%	2,500,000	3,035,450
Series 2019 (Mandatory Put 10/01/27)
10/01/2039	5.000%	2,775,000	3,557,550
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,276,340
Revenue Bonds
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	622,416
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	3,060,150
02/01/2034	5.000%	500,000	611,325
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,444,850
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	344,097
Series 2017
11/15/2034	5.000%	250,000	312,075
11/15/2035	5.000%	270,000	336,204
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,752,720
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,273,730
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,388,520
Series 2017A
02/01/2033	5.000%	2,770,000	3,296,771
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,393,154
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,613,191
Revenue Bonds
Emanate Health
Series 2020A
04/01/2026	5.000%	570,000	699,145
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	520,238
08/01/2034	5.000%	650,000	793,695
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,145,230
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	3,405,975
04/01/2045	5.000%	5,000,000	6,817,000
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,402,510
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,632,490
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	599,135
01/01/2036	4.000%	1,000,000	1,109,500
Total			54,880,230

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,336,563
Joint Power Authority 0.7%
Middle Fork Project Finance Authority
Refunding Revenue Bonds
Series 2020
04/01/2030	5.000%	1,200,000	1,542,216
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,809,360
Total			3,351,576
Local Appropriation 2.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,860,550
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,992,475
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,321,984
11/01/2028	5.000%	1,155,000	1,249,028
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,081,931
06/01/2034	5.000%	775,000	982,452
South San Francisco Public Facilities Financing Authority
Revenue Bonds
Police Station Project
Series 2020A
06/01/2034	4.000%	410,000	503,431
Total			10,991,851
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 8.5%
Chula Vista Elementary School District(e)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,143,434
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,237,209
Compton Unified School District
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2029	5.000%	650,000	817,206
Compton Unified School District(e)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,998,533
06/01/2024	0.000%	1,925,000	1,881,206
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,434,160
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	603,570
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,690,256
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2034	4.000%	750,000	899,940
08/01/2035	4.000%	600,000	718,374
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,011,491
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	5,105,360

4	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,888,764
Napa Valley Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,797,661
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	776,737
Palomar Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,133,002
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	744,130
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,247,000
Rescue Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,049,521
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2020D-2
07/01/2035	4.000%	1,000,000	1,265,150
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	610,000
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,436,156
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,149,610
08/01/2032	5.000%	1,500,000	1,701,690
Total			39,340,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.0%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,180,298	1,345,729
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	433,200
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,125,670
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	436,815
Series 2017
05/15/2032	5.000%	1,000,000	1,172,480
Total			4,513,894
Municipal Power 5.6%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,580,363
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,307,970
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	2,963,103
11/01/2023	5.000%	1,040,000	1,077,492
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,229,027
Series 2019B
07/01/2031	5.000%	5,000,000	6,632,700
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,962,701
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,264,189

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,735,940
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	981,665
01/01/2031	5.000%	1,000,000	1,153,420
Series 2020
01/01/2038	5.000%	1,650,000	2,181,448
Total			26,070,018
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	459,668
09/01/2034	4.000%	600,000	686,748
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	390,698
02/01/2033	4.000%	500,000	556,245
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	732,555
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	426,244
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,287,195
Total			5,539,353
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bonds
Series 2019
10/01/2031	5.000%	2,120,000	2,815,848
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 3.0%
City of Long Beach Harbor(c)
Refunding Revenue Bonds
Private Activity
Series 2020B
05/15/2024	5.000%	5,000,000	5,716,400
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	891,709
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	380,076
03/01/2038	4.000%	405,000	486,531
03/01/2039	4.000%	1,260,000	1,509,518
Port of Los Angeles(c)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	2,094,662
Port of Oakland(c),(g)
Refunding Revenue Bonds
Intermediate Lien
Series 2021
05/01/2029	5.000%	500,000	653,235
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,108,490
09/01/2028	5.000%	1,100,000	1,215,610
Total			14,056,231
Prepaid Gas 0.5%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,970,000	2,518,074
Recreation 0.4%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,752,329
Refunded / Escrowed 6.9%
ABAG Finance Authority for Nonprofit Corps.
Prerefunded 08/01/21 Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	2,820,537

6	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,556,410
California Health Facilities Financing Authority
Prerefunded 08/15/21 Revenue Bonds
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,309,198
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	332,280
05/15/2025	5.000%	530,000	568,091
05/15/2026	5.000%	700,000	750,309
05/15/2029	5.000%	1,135,000	1,216,572
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,086,370
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,047,760
City of Santa Clara Electric
Prerefunded 07/01/21 Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,021,650
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	751,520
Poway Unified School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,904,591
09/01/2029	5.000%	1,195,000	1,285,868
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,463,496
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,098,178
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	559,109
09/01/2029	5.000%	585,000	628,998
West Contra Costa Unified School District
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,076,950
Prerefunded 08/01/22 Unlimited General Obligation Bonds
Series 2012
08/01/2027	5.000%	2,365,000	2,537,219
Total			32,015,106
Retirement Communities 5.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	2,844,695
Series 2012
07/01/2021	5.000%	1,000,000	1,017,100
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,163,820
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	370,444
07/01/2029	5.000%	300,000	357,837
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	562,700
10/01/2035	4.000%	1,000,000	1,121,380
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,152,780
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	471,849
11/15/2030	5.000%	600,000	733,332
11/15/2032	5.000%	850,000	1,052,938

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,934,316
10/01/2026	5.000%	1,000,000	1,166,730
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,591,774
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	179,178
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,121,000
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	355,290
07/01/2036	4.000%	430,000	507,735
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,075,600
Total			23,780,498
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,780,627
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	751,807
06/01/2036	5.000%	1,180,000	1,436,567
Los Angeles County Metropolitan Transportation Authority
Junior Subordinated Revenue Bonds
Green Bonds
Series 2020
06/01/2037	4.000%	1,000,000	1,241,370
Total			5,210,371
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	462,248
06/01/2034	4.000%	250,000	277,862
Total			740,110
Special Property Tax 13.9%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	791,466
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,143,573
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,567,118
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	434,996
09/02/2032	5.000%	340,000	450,762
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	995,232
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	625,000	673,144
09/01/2027	5.000%	800,000	860,960
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,701,153
09/01/2026	5.000%	1,000,000	1,158,580
09/01/2027	5.000%	1,000,000	1,154,970
09/01/2030	5.000%	815,000	935,538
09/01/2031	5.000%	590,000	676,742
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,252,545
10/01/2031	5.000%	1,640,000	1,969,361

8	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	784,928
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	609,310
05/01/2033	5.000%	1,000,000	1,214,010
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,395,235
09/01/2031	5.000%	2,720,000	3,143,994
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	605,398
09/01/2030	5.000%	625,000	712,444
09/01/2032	5.000%	625,000	709,281
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,658,085
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,142,817
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	6,060,000	7,096,563
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,140,180
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	423,788
09/01/2033	5.000%	730,000	916,814
09/01/2034	5.000%	500,000	626,365
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,095,777
10/01/2030	5.000%	350,000	429,107
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,211,552
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	808,101
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,551,956
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,799,675
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	335,404
08/01/2031	5.000%	355,000	431,641
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	814,646
08/01/2032	5.000%	580,000	702,798
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	257,443
08/01/2030	5.000%	175,000	199,803
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,186,058
08/01/2029	5.000%	1,000,000	1,170,180
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	341,475
12/01/2024	5.000%	400,000	474,600
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	569,156
09/01/2029	5.000%	595,000	638,959
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	652,765

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,429,848
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,675,258
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	674,517
09/01/2026	5.000%	700,000	834,631
Total			64,230,702
State Appropriated 3.5%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,623,765
Series 2020C
03/01/2033	5.000%	1,800,000	2,419,740
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,080,425
Series 2015A
06/01/2028	5.000%	1,175,000	1,409,377
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,404,640
Series 2014E
09/01/2030	5.000%	1,500,000	1,745,610
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,490,050
Total			16,173,607
State General Obligation 2.2%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,336,180
Series 2020
11/01/2034	4.000%	1,000,000	1,263,110
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,480,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
10/01/2025	5.000%	2,435,000	2,974,231
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,350,480
Total			10,404,181
Tobacco 3.3%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	343,562
06/01/2032	5.000%	250,000	339,225
06/01/2033	5.000%	250,000	336,925
06/01/2034	4.000%	200,000	250,532
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,686,920
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,618,200
Series 2018A
06/01/2022	5.000%	3,000,000	3,192,240
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,675,109
Total			15,442,713
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	392,843
10/01/2037	5.000%	300,000	373,065
San Diego Association of Governments
Revenue Bonds
Green Bonds - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,565,910
Total			2,331,818
Turnpike / Bridge / Toll Road 2.0%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,391,160

10	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,839,000
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	3,000,000	3,214,560
Total			9,444,720
Water & Sewer 3.2%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	609,190
09/01/2035	5.000%	830,000	1,007,031
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	2,002,335
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	847,014
11/15/2026	5.000%	1,000,000	1,208,960
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,090,411
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,237,551
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,215,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	680,691
02/01/2036	4.000%	1,325,000	1,554,927
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,711,530
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	487,624
09/01/2038	4.000%	325,000	394,462
09/01/2039	4.000%	600,000	726,522
Total			14,774,198
Total Municipal Bonds (Cost $422,364,378)			456,273,055

Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	147,814	147,799
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(h)	1,693,087	1,693,087
Total Money Market Funds (Cost $1,840,900)		1,840,886
Total Investments in Securities (Cost: $425,890,278)		459,798,941
Other Assets & Liabilities, Net		4,149,921
Net Assets		463,948,862

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $21,199,951, which represents 4.57% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2021.
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

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